Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Income tax credits	$ 0	$ 800,000
Valuation allowance for deferred tax assets	4,110,000	59,820,000
Increase in valuation allowance	55,700,000
Uncertain tax positions	0	0
Federal [Member]
Operating Loss Carryforwards [Line Items]
NOLs carryforward	8,000,000.0	3,500,000
State [Member]
Operating Loss Carryforwards [Line Items]
NOLs carryforward	21,400,000	16,800,000
Foreign [Member]
Operating Loss Carryforwards [Line Items]
NOLs carryforward	$ 0	$ 230,000,000.0